ACCOUNTS RECEIVABLE AND CONTRACT ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
summary of Accounts receivable and contract assets, net of allowance for credit losses

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Accounts receivable, gross	33,081	510	76
Allowance for credit losses	—	—	—
Accounts receivable, net	33,081	510	76

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Contract assets, gross	253,780	291,079	43,457
Allowance for credit losses	—	—	—
Contract assets, net	253,780	291,079	43,457